Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Current [Abstract]
Schedule of Other Payables

Other payables consist of followings:

	As of December 31,
	2017	2018
	$	$
Payroll	1,607,740	3,699,169
Professional service fee	714,764	1,564,070
Payables for purchase of property and equipment	413,657	1,708,663
Payables for purchase of intangible assets	—	225,158
Others	365,298	569,783
	3,101,459	7,766,843